RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Management Fee Related Party Transactions Table
Management fee expenses and management fee payable in respect of the Designated Representative Fee for the years ended and as of December 31, 2013, 2012, and 2011 are as follows:

(in thousands of $)	2013	2012	2011
Management fee expenses	8	8	21
Management fee payable	2	2	19